File Number:  33-84546
                                                  Filed Pursuant to Rule 497(e)
                                                  of the Securities Act of 1933

                                                                   July 3, 2017

            Supplement to the Prospectuses, each dated May 1, 2017

Portfolio                                          Prospectus
---------                                          ----------
Pioneer Bond VCT Portfolio                         Class I and Class II
Pioneer Emerging Markets VCT Portfolio             Class I and Class II
Pioneer Equity Income VCT Portfolio                Class I and Class II
Pioneer Fund VCT Portfolio                         Class I and Class II
Pioneer High Yield VCT Portfolio                   Class I and Class II
Pioneer Mid Cap Value VCT Portfolio                Class I and Class II
Pioneer Real Estate Shares VCT Portfolio           Class I and Class II
Pioneer Select Mid Cap Growth VCT Portfolio        Class I
Pioneer Strategic Income VCT Portfolio             Class I and Class II

On July 3, 2017, Amundi acquired Pioneer Investments, a group of asset management companies located throughout the world. As a result of the transaction, Pioneer Investment Management, Inc. became an indirect wholly owned subsidiary of Amundi and Amundi's wholly owned subsidiary, Amundi USA, Inc. Prior to July 3, 2017, Pioneer Investments was owned by Pioneer Global Asset Management S.p.A., a wholly owned subsidiary of UniCredit S.p.A.

In connection with the transaction, the names of each portfolio's investment adviser and principal underwriter have changed. All references in each portfolio's prospectus to Pioneer Investment Management, Inc. are changed to Amundi Pioneer Asset Management, Inc. ("Amundi Pioneer") and all references in each portfolio's prospectus to Pioneer Funds Distributor, Inc. are changed to Amundi Pioneer Distributor, Inc.

The following replaces information under "Investment adviser" in the section of each portfolio's prospectus entitled "Management":

Amundi Pioneer is an indirect wholly owned subsidiary of Amundi and Amundi's wholly owned subsidiary, Amundi USA, Inc. Amundi, one of the world's largest asset managers, is headquartered in Paris, France. As of March 31, 2017, Amundi had more than $1.2 trillion in assets under management worldwide. As of March 31, 2017, Amundi Pioneer (and its U.S. affiliates) had over $71 billion in assets under management.

                                                                  30359-00-0717
                                      (C) 2017 Amundi Pioneer Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC